Operating Leases - Schedule of Operating Leases Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease liabilities	$ (17.5)	$ (17.3)	$ (18.0)
Asset obtained in exchange for operating lease liability	23.9	5.0
Reduction of right-of use assets resulting from reductions to lease obligations	$ 2.3	$ 13.0
Operating lease, weighted average remaining lease term (years(	8 years 9 months 18 days	9 years 1 month 6 days
Operating lease, weighted average discount rate (percent)	5.00%	5.00%